Leases (Tables)	12 Months Ended
Mar. 04, 2017
Leases
Schedule of net book values of assets under capital leases and sale-leasebacks accounted for under the financing method
	2017	2016
Land	$3,760	$3,760
Buildings	84,796	85,757
Leasehold improvements	1,258	1,258
Equipment	30,653	32,243
Accumulated depreciation	(84,333)	(83,438)

	$36,134	$39,580

Schedule of lease finance obligations
	2017	2016
Obligations under financing leases	$52,418	$62,105
Sale-leaseback obligations	2,405	2,405
Less current obligation	(17,619)	(23,146)

Long-term lease finance obligations	$37,204	$41,364

Schedule of minimum lease payments for all properties under a lease agreement

Fiscal year	Lease Financing Obligations	Operating Leases
2018	$22,759	$678,863
2019	11,151	643,862
2020	9,687	564,888
2021	6,223	481,500
2022	4,461	414,826
Later years	23,706	2,075,544
Total minimum lease payments	77,987	$4,859,483

Amount representing interest	(23,153)

Present value of minimum lease payments	$54,834